UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  28-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

     /s/  Donald F. Woodley     Indianapolis, IN     May 06, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $308,076 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    14844   294283 SH       SOLE                   294283        0        0
ALLSTATE CORP                  COM              020002101    14282   286048 SH       SOLE                   286048        0        0
ARROW ELECTRS INC              COM              042735100    10768   395865 SH       SOLE                   395865        0        0
AT&T INC                       COM              00206R102      500    12931 SH       SOLE                    12931        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    11732   266637 SH       SOLE                   266637        0        0
BP PLC                         SPONSORED ADR    055622104    14654   216107 SH       SOLE                   216107        0        0
CHEVRON CORP NEW               COM              166764100    18147   196399 SH       SOLE                   196399        0        0
CITIGROUP INC                  COM              172967101      853    33099 SH       SOLE                    33099        0        0
CONOCOPHILLIPS                 COM              20825C104      446     5383 SH       SOLE                     5383        0        0
DISNEY WALT CO                 COM DISNEY       254687106      259     8103 SH       SOLE                     8103        0        0
Duke Energy Corp  New          COM              264399106    14232   781094 SH       SOLE                   781094        0        0
DUKE REALTY CORP               COM NEW          264411505      274    10953 SH       SOLE                    10953        0        0
EMERSON ELEC CO                COM              291011104      339     6328 SH       SOLE                     6328        0        0
EXXON MOBIL CORP               COM              30231g102     3224    34819 SH       SOLE                    34819        0        0
Fidelity Capital & Income Fd                                   195    23052 SH       SOLE                    23052        0        0
Fidelity Money Market Fund                                     279   278968 SH       SOLE                   278968        0        0
FIRST HORIZON NATL CORP        COM              320517105     2329   199567 SH       SOLE                   199567        0        0
GENERAL ELECTRIC CO            COM              369604103    15754   480157 SH       SOLE                   480157        0        0
HOME DEPOT INC                 COM              437076102     8676   299988 SH       SOLE                   299988        0        0
HUBBELL INC                    CL B             443510201     5811   130663 SH       SOLE                   130663        0        0
INTEL CORP                     COM              458140100    16572   730363 SH       SOLE                   730363        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      688     5542 SH       SOLE                     5542        0        0
JOHNSON & JOHNSON              COM              478160104     1698    25207 SH       SOLE                    25207        0        0
JP MORGAN CHASE & CO           COM              46625H100      845    17981 SH       SOLE                    17981        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    19461   171556 SH       SOLE                   171556        0        0
LILLY ELI & CO                 COM              532457108    14747   300721 SH       SOLE                   300721        0        0
MCDONALDS CORP                 COM              580135101    12961   217544 SH       SOLE                   217544        0        0
MICROSOFT CORP                 COM              594918104    15109   475130 SH       SOLE                   475130        0        0
NISOURCE INC                   COM              65473p105      360    19390 SH       SOLE                    19390        0        0
PEPSICO INC                    COM              713448108      466     6857 SH       SOLE                     6857        0        0
PFIZER INC                     COM              717081103      460    22930 SH       SOLE                    22930        0        0
ROWAN COS INC                  COM              779382100    17015   425807 SH       SOLE                   425807        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      327     4308 SH       SOLE                     4308        0        0
SCHLUMBERGER LTD               COM              806857108      919     9014 SH       SOLE                     9014        0        0
SPECTRA ENERGY CORP            COM              847560109     4567   181303 SH       SOLE                   181303        0        0
ST JUDE MED INC                COM              790849103    16858   378142 SH       SOLE                   378142        0        0
Transocean Inc                 COM              G90078109      588     3874 SH       SOLE                     3874        0        0
VECTREN CORP                   COM              92240G101      299    10610 SH       SOLE                    10610        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104    15111   415588 SH       SOLE                   415588        0        0
WAL MART STORES INC            COM              931142103    17547   305424 SH       SOLE                   305424        0        0
WELLS FARGO & CO NEW           COM              949746101    11222   375960 SH       SOLE                   375960        0        0
WILLIAMS COS INC DEL           COM              969457100     2237    60233 SH       SOLE                    60233        0        0
WYETH                          COM              983024100      421     9450 SH       SOLE                     9450        0        0